Note 14 - Reconciliation of Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2013	Aug. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Reconciliation Of Unrecognized Tax Benefits [Line Items]
Balance as of January 1				$ 64
Tax Positions related to prior years:
Balance as of December 31	$ 64
Successor [Member]
Reconciliation Of Unrecognized Tax Benefits [Line Items]
Balance as of January 1	107		$ 92	106
Tax positions related to the current year:
Additions			1	2
Tax Positions related to prior years:
Additions	2			1
Reductions	(3)		(7)	(14)
Settlements with taxing jurisdictions				(1)
Lapses in Statute of limitations			(1)	(2)
Balance as of December 31	106	$ 107	$ 85	$ 92
Predecessor [Member]
Reconciliation Of Unrecognized Tax Benefits [Line Items]
Balance as of January 1	$ 107	57
Tax positions related to the current year:
Additions		68
Tax Positions related to prior years:
Additions		1
Reductions		(17)
Settlements with taxing jurisdictions		(2)
Balance as of December 31		$ 107